1933 Act File No. 33-13388
                                                      1940 Act File No. 811-5114

                                      SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C. 20549

                                                  Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X__
                                                                 ------

      Pre-Effective Amendment No.         ......................._  ___
                                  --------                       ------

      Post-Effective Amendment No.  23    .......................   X__
                                   -------                       --------

                                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X
                                                                       ------

      Amendment No.    26  ...........................................   X
                    -------                                           ------

                                         FEDERATED UTILITY FUND, INC.

                              (Exact Name of Registrant as Specified in Charter)

                                          Federated Investors Funds
                                             5800 Corporate Drive
                                     Pittsburgh, Pennsylvania 15237-7000
                                   (Address of Principal Executive Offices)

                                                (412) 288-1900
                                       (Registrant's Telephone Number)

                                          John W. McGonigle, Esquire
                                          Federated Investors Tower
                                             1001 Liberty Avenue
                                     Pittsburgh, Pennsylvania 15222-3779
                                   (Name and Address of Agent for Service)
                              (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

_ _ immediately upon filing pursuant to paragraph (b)
 x  on May 30, 1999   pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i) _ _ on pursuant to paragraph (a)(i) ___ 75 days after filing pursuant to paragraph (a)(ii)
 _  on                pursuant to paragraph (a)(ii) of Rule 485.
---    --------------

If appropriate, check the following box:

_X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



                                                  Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, L.L.P.
2101 L Street, N.W.
Washington, D.C.  20037



The Registrant hereby incorporates by reference pursuant to Rule 411 under the Securities Act of 1933, Parts A and B of Post-Effective Amendment No. 22, filed February 26, 1999, in their entirety.

PART C.         OTHER INFORMATION

Item 23.          Exhibits:
 (a)      (i)     Copy of Amended and Restated Articles of  Incorporation of the
          Registrant;(3)
          (ii)    Copy of Articles of Incorporation, as amended;(5)
 (b)      (i)     Copy of By-Laws of the Registrant; (1)
          (ii)    Copy of Amendment No. 3 to the By-Laws of the
  Registrant; (16)
          (iii)   Copy of Amendment No. 4 to the By-Laws of the
  Registrant; (16)
          (iv)    Copy of Amendment No. 5 to the By-Laws of the
  Registrant; (16)
 (c)       Copies of Specimen Certificates for Class A
           Shares, Class B Shares, Class C
           Shares and Class F Shares of the
           Registrant; (12)
 (d)      (i) Conformed copy of Investment Advisory
              Contract of the Registrant; (5)
          (ii)Conformed copy of Sub-Advisory Contract
               of the Registrant;
          (14)
 (e)      (i)     Conformed copy of Distributor's
                  Contract of the Registrant, through
                  and including Exhibits A and B; (9)
          (ii)    The Registrant hereby incorporates
                  the conformed copy of the specimen
                  Mutual Funds Sales and Service
                  Agreement; Mutual Funds Service
                  Agreement; and Plan Trustee/Mutual
                  Funds Service Agreement from Item
                  24(b)(6) of the Cash Trust Series II
                  Registration Statement on Form N-1A,
                  filed with the Commission on July
                  24, 1995. (File Nos. 33-38550
                  and 811-6269).
          (iii) Conformed copy of Exhibit D to
          Distributor's contract of the Registrant;
          (12) (iv) Conformed copy of Distributor's
          Contract (Class B Shares); (14)
 (f)      Not applicable;
 (g)      (i)     Conformed copy of Custodian Contract
                    of the Registrant;(9)
          (ii)    Conformed copy of Custodian Fee
                    Schedule; (14)

+        All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-2 filed April 16, 1987 (File Nos. 33-13388 and 811-5114).

3.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed May 18, 1988 (File Nos. 33-13388 and 811-5114).

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-1A filed February 21, 1990 (File Nos. 33-13388 and 811-5114).

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed May 24, 1995 (File Nos. 33-13388 and 811-5114).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed February 21, 1997 (File Nos. 33-13388 and 811-5114).

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed February 20, 1998 (File Nos.
     33-....................13388 and 811-5114).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed February 26, 1999 (File Nos. 33- 13388 and 811-5114).

                           (h)      (i)     Conformed copy of the Agreement for
                                             Fund Accounting Services,
                                            Administrative Services, Transfer
                                            Agency Services, Shareholder
                                            Recordkeeping, and Custody Services
                                            Procurement of the Registrant; (11)
                                    (ii) The response and exhibits described in
                                    Item 23(e)(iii) are hereby incorporated by
                                    reference; (iii) Conformed copy of Amended
                                    and Restated Shareholder Services Agreement
                                    of
                                            the Registrant; (14)
                                    (iv)    Conformed copy of Principal
                                        Shareholder Services Agreement (Class B
                                            Shares); (14)
                                    (v) Conformed copy of Shareholder Services
                           Agreement (Class B Shares); (14) (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (2)
                           (j)      Conformed copy of Consent of Independent
                                         Public Accountants; (15)
                           (k)      Not applicable;
                           (l)      Conformed copy of Initial Capital
                                         Understanding; (2)
                           (m)      (i)     Conformed copy of Rule 12b-1 Plan of
                                              the Registrant, through and
                            including Exhibit A; (9)
                                    (ii)    Conformed copy of Exhibit C to the
                                            Rule 12b-1 Plan of the Registrant;
                                            (12)
                                    (iii)   Conformed copy of Exhibit 1 to the
                                            12b-1 Plan (Class B Shares) of the
                                            Registrant; (14)
                           (n)      Copy of Financial Data Schedules; (15)
                           (o) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141).
                           (p)      (i)     Conformed copy of Power of Attorney
                                             of the Registrant;(12)
(ii)                  Conformed copy of Power of Attorney of  Chief Investment
                         Officer of the Registrant; (16)
                 (iii)   Conformed copy of Power of Attorney of Treasurer of the
                      Registrant; (16)
-------------------
+        All exhibits have been filed electronically.

2. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed July 23, 1987 (File Nos. 33-13388 and 811-5114).

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed May 24, 1995 (File Nos. 33-13388 and 811-5114).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1Afiled April 25, 1996 (File Nos. 33-13388 and 811-5114).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed February 21, 1997 (File Nos. 33-13388 and 811-5114).

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed February 20, 1998 (File Nos.
     33-....................13388 and 811-5114).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed on April 27, 1998 (File Nos.
     33-....................13388 and 811-5114).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed February 26, 1999 (File Nos. 33- 13388 and 811-5114).

Item 24. Persons Controlled By or Under Common Control with the Fund:
         None

Item 25. Indemnification: (1)

Item 26.      Business and Other Connections of the Investment Adviser:
              For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Service to the Fund" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

              The remaining Officers of the investment adviser are:

              Executive Vice Presidents:    William D. Dawson, III
                                            Henry A. Frantzen
                                            J. Thomas Madden

              Senior Vice Presidents:       Joseph M. Balestrino
                                            Drew J. Collins
                                            Jonathan C. Conley
                                            Deborah A. Cunningham
                                            Mark E. Durbiano
                                            Sandra L. McInerney
                                            Susan M. Nason
                                            Mary Jo Ochson
                                            Robert J. Ostrowski

              Vice Presidents:              Todd A. Abraham
                                            J. Scott Albrecht
                                            Arthur J. Barry
                                            Randall S. Bauer
                                            David A. Briggs
                                            Micheal W. Casey
                                            Kenneth J. Cody
                                            Alexandre de Bethmann
                                            Michael P. Donnelly
                                            Linda A. Duessel
                                            Donald T. Ellenberger
                                            Kathleen M. Foody-Malus
                                            Thomas M. Franks
                                            Edward C. Gonzales
                                            James E. Grefenstette
                                            Susan R. Hill
                                            Stephen A. Keen
                                            Robert K. Kinsey
                                            Robert M. Kowit
                                            Jeff A. Kozemchak
                                            Richard J. Lazarchic
                                            Steven Lehman
                                            Marian R. Marinack
                                            Keith J. Sabol
                                            Frank Semack
                                            Aash M. Shah
                                            Christopher Smith
                                            Tracy P. Stouffer
                                            Edward J. Tiedge
                                            Paige M. Wilhelm
                                            Jolanta M. Wysocka
                                            Marc Halperin
----------------------------
1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-2 filed April 16, 1987 (File Nos. 33-13388 and 811-5114).

              Assistant Vice Presidents:        Nancy J. Belz
                                                Robert E. Cauley
                                                Lee R. Cunningham, II
                                                B. Anthony Delserone, Jr.
                                                Paul S. Drotch
                                                Salvatore A. Esposito
                                                Donna M. Fabiano
                                                John T. Gentry
                                                William R. Jamison
                                                Constantine Kartsonsas
                                                John C. Kerber
                                                Grant K. McKay
                                                Natalie F. Metz
                                                Joseph M. Natoli
                                                John Sheehy
                                                Michael W. Sirianni
                                                Leonardo A. Vila
                                                Lori A. Wolff
                                                Gary Farwell

              Secretary:                        Stephen A. Keen

              Treasurer:                        Thomas R. Donahue

              Assistant Secretaries:            Thomas R. Donahue
                                                Richard B. Fisher
                                                Christine M. Newcamp

              Assistant Treasurer:              Richard B. Fisher

              The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.          Principal Underwriters:

     (a)......Federated  Securities  Corp.  the  Distributor  for  shares of the
Registrant,    acts    as    principal    underwriter    for    the    following
 .............open-end investment companies, including the Registrant:

Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.




                  (b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant


Richard B. Fisher                          Director, Chairman, Chief                        President
Federated Investors Tower                  Executive Officer, Chief
1001 Liberty Avenue                        Operating Officer, Asst.
Pittsburgh, PA 15222-3779                  Secretary and Asst.
                                           Treasurer, Federated
                                           Securities Corp.

Edward C. Gonzales                         Director, Executive Vice                         Executive Vice
Federated Investors Tower                  President,                                       President
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                          Director, Assistant Secretary                        --
Federated Investors Tower                  and Assistant Treasurer
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer,                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                             President-Institutional Sales,                         --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Beth A. Hetzel                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                              Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                          Secretary,                                             --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                  --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross Assistant Secretary,        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779



(c)  Not applicable.

Item 28.          Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promugated thereunder are maintained at one of the following locations:

Registrant                                     Federated
                                               Investors Tower
                                               1001 Liberty
                                               Avenue Pittsburgh,
                                               PA 15222-3779
                                               (Notices should be
                                               sent to the Agent
                                               for Service at the
                                               above address)

                                               Federated Investors Funds
                                               5800 Corporate Drive
                                               Pittsburgh, PA 15237-7000

Federated Shareholder Services
Company
("Transfer Agent and Dividend                        P.O Box 8600
Disbursing Agent")                                   Boston, MA 02266-8600


Federated Services Company                             Federated Investors Tower
("Administrator")                                    1001 Liberty Avenue
                                                       Pittsburgh, PA 15222-3779

Passport Research, Ltd.                              Federated Investors Tower
("Adviser")                                           1001 Liberty Avenue
                                                      Pittsburgh, PA 15222-3779

Federated Global Investment
Management Corp.                                        175 Water Street
("Sub-Adviser")                                         New York, NY 10038-4965

State Street Bank and Trust Co.                        P.O. Box 8600
("Custodian")                                           Boston, MA 02266-8600

Item 29.          Management Services:  Not applicable.

Item 30.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

                                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED UTILITY FUND, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of April, 1999.

                                         FEDERATED UTILITY FUND, INC.

                           BY: /s/Nicholas J. Seitanakis
                           Nicholas J. Seitanakis, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           April 28, 1999

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:




      NAME                                           TITLE                                       DATE

By:   /s/Nicholas J. Seitanakis
      Nicholas J. Seitanakis                      Attorney In Fact                  April 28, 1999
      ASSISTANT SECRETARY                         For the Persons
                                  Listed Below

      NAME                                           TITLE

John F. Donahue*                                  Chairman and Director
                                                  (Chief Executive Officer)

Richard B. Fisher*                                President

Richard J. Thomas*                                Treasurer
                                                  (Principal Financial and
                                                  Accounting Officer)

J. Thomas Madden*                                 Chief Investment Officer

Thomas J. Bigley*                                 Director

John T. Conroy, Jr.*                              Director

Nicholas P. Constantakis*                         Director

John F. Cunningham*                               Director

J. Christopher Donahue*                           Director

Lawrence D. Ellis, M.D.*                          Director

Peter E. Madden*                                  Director

Charles F. Mansfield, Jr.*                        Director

John E. Murray, Jr., J.D., S.J.D.*                Director

Marjorie P. Smuts*                                Director

John S. Walsh*                                    Director

* By Power of Attorney